Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
January 31, 2023
GED-NPRT1-0423
1.938168.110
Common Stocks - 95.4%
	Shares	Value ($)
Bailiwick of Guernsey - 0.7%
Amdocs Ltd.	11,421	1,049,933
Bailiwick of Jersey - 0.1%
Experian PLC	5,728	209,470
Belgium - 0.6%
KBC Group NV	9,100	671,343
UCB SA	3,631	297,558
TOTAL BELGIUM		968,901
Brazil - 0.7%
Equatorial Energia SA	206,208	1,138,220
Canada - 4.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	36,570	1,669,981
Canadian Natural Resources Ltd.	18,127	1,112,647
Constellation Software, Inc.	362	639,569
Imperial Oil Ltd.	17,991	983,282
Nutrien Ltd.	4,129	341,790
Open Text Corp.	25,349	850,269
Shaw Communications, Inc. Class B	5,241	155,983
Suncor Energy, Inc.	28,772	998,603
TOTAL CANADA		6,752,124
Cayman Islands - 0.6%
HKBN Ltd.	1,228,630	864,711
SITC International Holdings Co. Ltd.	65,088	142,191
TOTAL CAYMAN ISLANDS		1,006,902
China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	3,033	831,841
TravelSky Technology Ltd. (H Shares)	174,253	362,194
TOTAL CHINA		1,194,035
Denmark - 0.2%
DSV A/S	1,800	296,199
Finland - 1.2%
Elisa Corp. (A Shares)	27,157	1,546,453
Neste OYJ	7,706	367,189
TOTAL FINLAND		1,913,642
France - 4.8%
Capgemini SA	9,083	1,717,190
Edenred SA	21,620	1,174,974
LVMH Moet Hennessy Louis Vuitton SE	2,594	2,264,498
Sanofi SA	14,833	1,452,514
Teleperformance	1,280	354,846
VINCI SA	6,128	692,400
TOTAL FRANCE		7,656,422
Germany - 1.4%
Deutsche Telekom AG	36,365	810,168
Rheinmetall AG	2,345	545,564
Siemens AG	5,900	921,611
TOTAL GERMANY		2,277,343
Hong Kong - 0.8%
AIA Group Ltd.	107,568	1,216,341
India - 1.0%
HDFC Bank Ltd. sponsored ADR	5,839	393,315
Redington (India) Ltd.	120,572	274,472
Reliance Industries Ltd.	33,810	977,404
TOTAL INDIA		1,645,191
Indonesia - 0.3%
PT Bank Central Asia Tbk	959,448	544,495
Ireland - 3.0%
Accenture PLC Class A	6,887	1,921,817
Johnson Controls International PLC	9,442	656,880
Linde PLC	6,739	2,230,205
TOTAL IRELAND		4,808,902
Japan - 5.6%
Capcom Co. Ltd.	10,316	334,278
Daiichikosho Co. Ltd.	23,742	738,217
FUJIFILM Holdings Corp.	5,938	314,246
Fujitsu Ltd.	2,824	402,080
Hitachi Ltd.	13,548	710,491
Hoya Corp.	16,814	1,849,068
Inaba Denki Sangyo Co. Ltd.	34,706	754,017
Minebea Mitsumi, Inc.	30,666	534,591
Renesas Electronics Corp. (a)	45,882	471,947
Roland Corp.	10,989	328,107
Shin-Etsu Chemical Co. Ltd.	2,209	325,658
Sony Group Corp.	16,862	1,506,646
Toyota Motor Corp.	50,423	740,498
TOTAL JAPAN		9,009,844
Kenya - 0.4%
Safaricom Ltd.	3,575,246	671,974
Korea (South) - 1.4%
Samsung Electronics Co. Ltd.	45,644	2,270,765
Luxembourg - 0.5%
B&M European Value Retail SA	152,140	839,732
Netherlands - 1.6%
Airbus Group NV	6,573	824,030
NXP Semiconductors NV	9,585	1,766,611
TOTAL NETHERLANDS		2,590,641
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	89,646	493,370
Spain - 1.3%
Aena SME SA (a)(b)	3,185	478,543
Amadeus IT Holding SA Class A (a)	25,802	1,625,628
TOTAL SPAIN		2,104,171
Sweden - 0.4%
EQT AB	3,600	80,519
HEXPOL AB (B Shares)	47,326	509,573
TOTAL SWEDEN		590,092
Switzerland - 3.3%
Chubb Ltd.	3,599	818,737
Nestle SA (Reg. S)	12,115	1,478,140
Roche Holding AG (participation certificate)	7,304	2,280,093
Sika AG	2,696	766,060
TOTAL SWITZERLAND		5,343,030
Taiwan - 2.2%
MediaTek, Inc.	30,796	743,418
Taiwan Semiconductor Manufacturing Co. Ltd.	156,722	2,763,249
TOTAL TAIWAN		3,506,667
United Kingdom - 6.3%
Anglo American PLC (United Kingdom)	20,300	875,547
AstraZeneca PLC sponsored ADR	24,186	1,581,039
BAE Systems PLC	98,578	1,043,552
Bunzl PLC	12,000	439,388
Compass Group PLC	39,251	937,629
Diageo PLC	23,157	1,012,566
JD Sports Fashion PLC	264,497	530,704
Reckitt Benckiser Group PLC	12,991	925,751
RELX PLC (London Stock Exchange)	32,305	959,747
RS GROUP PLC	30,905	358,152
Starling Bank Ltd. Series D (a)(c)(d)	62,800	261,690
Unilever PLC	15,341	780,843
WH Smith PLC	24,817	488,153
TOTAL UNITED KINGDOM		10,194,761
United States of America - 51.7%
AbbVie, Inc.	9,575	1,414,706
Activision Blizzard, Inc.	6,995	535,607
Albertsons Companies, Inc.	11,339	240,387
Ameren Corp.	10,629	923,341
American Tower Corp.	3,523	787,003
Amgen, Inc.	8,123	2,050,245
Apple, Inc.	47,472	6,849,735
AT&T, Inc.	20,483	417,239
Ball Corp.	6,100	355,264
Bank of America Corp.	65,132	2,310,883
BJ's Wholesale Club Holdings, Inc. (a)	15,028	1,089,079
BlackRock, Inc. Class A	1,351	1,025,693
Bristol-Myers Squibb Co.	25,606	1,860,276
Capital One Financial Corp.	15,188	1,807,372
Cisco Systems, Inc.	29,811	1,450,901
Comcast Corp. Class A	31,355	1,233,819
Costco Wholesale Corp.	1,982	1,013,079
Crane Holdings Co.	3,993	462,829
Crown Holdings, Inc.	9,900	872,784
Danaher Corp.	8,804	2,327,602
Dollar Tree, Inc. (a)	7,172	1,077,091
Dominion Energy, Inc.	10,701	681,012
Eli Lilly & Co.	7,134	2,455,166
Exxon Mobil Corp.	22,221	2,577,858
Freeport-McMoRan, Inc.	23,372	1,042,859
GE HealthCare Technologies, Inc. (a)	4,385	304,845
General Electric Co.	13,156	1,058,795
H&R Block, Inc.	14,197	553,399
Hartford Financial Services Group, Inc.	7,621	591,466
Hess Corp.	10,906	1,637,645
JPMorgan Chase & Co.	17,957	2,513,262
KBR, Inc.	10,723	549,339
Keurig Dr. Pepper, Inc.	22,839	805,760
Lamar Advertising Co. Class A	11,963	1,274,538
Lowe's Companies, Inc.	2,581	537,493
M&T Bank Corp.	7,278	1,135,368
McDonald's Corp.	4,189	1,120,139
Merck & Co., Inc.	9,720	1,044,025
Microsoft Corp.	22,866	5,666,423
Mondelez International, Inc.	15,946	1,043,506
MSCI, Inc.	927	492,756
NextEra Energy, Inc.	15,381	1,147,884
Northrop Grumman Corp.	1,800	806,472
PG&E Corp. (a)	17,858	283,942
Philip Morris International, Inc.	5,332	555,808
Phillips 66 Co.	11,070	1,109,989
PNC Financial Services Group, Inc.	8,152	1,348,585
Procter & Gamble Co.	11,149	1,587,395
T-Mobile U.S., Inc. (a)	13,260	1,979,851
Target Corp.	8,092	1,392,957
The Coca-Cola Co.	25,654	1,573,103
The Travelers Companies, Inc.	7,085	1,354,085
TJX Companies, Inc.	20,235	1,656,437
United Parcel Service, Inc. Class B	5,622	1,041,363
UnitedHealth Group, Inc.	5,321	2,656,190
Valero Energy Corp.	8,564	1,199,217
Verizon Communications, Inc.	28,295	1,176,223
Vistra Corp.	33,050	762,133
Walmart, Inc.	11,172	1,607,316
Watsco, Inc.	387	111,212
WEC Energy Group, Inc.	5,350	502,847
Wells Fargo & Co.	45,440	2,129,773
TOTAL UNITED STATES OF AMERICA		83,173,371
TOTAL COMMON STOCKS (Cost $126,894,107)		153,466,538

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e) (Cost $6,356,572)	6,355,301	6,356,572

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $133,250,679)	159,823,110
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,035,426
NET ASSETS - 100.0%	160,858,536

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $478,543 or 0.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $261,690 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	130,682

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	4,132,184	16,531,438	14,307,050	77,646	-	-	6,356,572	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	186,567	186,567	8	-	-	-	0.0%
Total	4,132,184	16,718,005	14,493,617	77,654	-	-	6,356,572

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.